Derivative Instruments - Fair Value of Derivative Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Values of Derivative Instruments
Asset Derivatives	$ 6,127,320	$ 8,801,134
Liability Derivatives	(4,581,389)	(7,046,098)
Futures Contracts
Fair Values of Derivative Instruments
Asset Derivatives	5,166,127	6,950,709
Liability Derivatives	(2,886,203)	(6,123,114)
Fair Value	2,279,924	827,595
Futures Contracts | Agriculturals
Fair Values of Derivative Instruments
Asset Derivatives	121,013	708,940
Liability Derivatives	(261,721)	(192,304)
Fair Value	$ (140,708)	516,636
Futures Contracts | Agriculturals | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	3.00%
Futures Contracts | Currencies
Fair Values of Derivative Instruments
Asset Derivatives	$ 763,565	1,586,035
Liability Derivatives	(345,781)	(488,106)
Fair Value	417,784	1,097,929
Futures Contracts | Energy
Fair Values of Derivative Instruments
Asset Derivatives	562,341	1,861,351
Liability Derivatives	(18,461)	(1,035,133)
Fair Value	$ 543,880	826,218
Futures Contracts | Energy | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	1.00%
Futures Contracts | Interest rates
Fair Values of Derivative Instruments
Asset Derivatives	$ 578,244	853,598
Liability Derivatives	(326,726)	(2,119,167)
Fair Value	$ 251,518	$ (1,265,569)
Sector exposure index		43.00%
Futures Contracts | Interest rates | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	53.00%
Futures Contracts | Interest rates | Deutsche Bank Total Return Swap Terminating July 1, 2020
Fair Values of Derivative Instruments
Sector exposure index	61.00%
Futures Contracts | Meats
Fair Values of Derivative Instruments
Asset Derivatives	$ 79,821	$ 18,294
Liability Derivatives	(10,487)	(165,939)
Fair Value	69,334	(147,645)
Futures Contracts | Metals
Fair Values of Derivative Instruments
Asset Derivatives	1,604,965	1,206,519
Liability Derivatives	(1,282,731)	(912,776)
Fair Value	$ 322,234	293,743
Futures Contracts | Metals | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	3.00%
Futures Contracts | Soft commodities
Fair Values of Derivative Instruments
Asset Derivatives	$ 344,652	101,389
Liability Derivatives	(86,579)	(273,791)
Fair Value	258,073	(172,402)
Futures Contracts | Stock indices
Fair Values of Derivative Instruments
Asset Derivatives	1,111,526	614,583
Liability Derivatives	(553,717)	(935,898)
Fair Value	$ 557,809	$ (321,315)
Futures Contracts | Stock indices | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	15.00%
Futures Contracts | Stock indices | Deutsche Bank Total Return Swap Terminating July 1, 2020
Fair Values of Derivative Instruments
Sector exposure index	10.00%
Futures Contracts | Stock indices contracts and stock index options contracts
Fair Values of Derivative Instruments
Sector exposure index		15.00%
Forward Contracts
Fair Values of Derivative Instruments
Fair Value	$ 705	$ (240,659)
Forward Contracts | Currencies
Fair Values of Derivative Instruments
Asset Derivatives	556,627	682,325
Liability Derivatives	(555,922)	(922,984)
Fair Value	$ 705	$ (240,659)
Sector exposure index		42.00%
Forward Contracts | Currencies | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	25.00%
Forward Contracts | Currencies | Deutsche Bank Total Return Swap Terminating July 1, 2020
Fair Values of Derivative Instruments
Sector exposure index	29.00%
Swap Contracts
Fair Values of Derivative Instruments
Asset Derivatives	$ 404,566	$ 1,168,100
Liability Derivatives	(1,139,264)
Fair Value	$ (734,698)	$ 1,168,100
Sector exposure index		100.00%
Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	100.00%
Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Fair Values of Derivative Instruments
Sector exposure index	100.00%